(26) COST OF ELECTRIC ENERGY (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) GW	Dec. 31, 2017 BRL (R$) GW	Dec. 31, 2016 BRL (R$) GW
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	73,689	77,974	63,975
Electricity purchased for resale	R$ 15,466,265	R$ 15,617,498	R$ 9,849,252
Electricity network usage charge
Basic network charges	2,114,720	1,541,629	834,341
Transmission from Itaipu	266,153	159,896	53,248
Connection charges	162,852	122,536	84,927
Charges for use of the distribution system	48,811	39,451	38,699
System service charges - ESS, net of transfers froM CONER	(106,002)	(452,978)	362,735
Reserve energy charges - EER	134,824	(303)	106,925
PIS and COFINS credit	(249,458)	(126,213)	(129,883)
Subtotal	2,371,901	1,284,020	1,350,990
Total	R$ 17,838,165	R$ 16,901,518	R$ 11,200,242
Itaipu Binacional [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	11,117	11,779	10,497
Electricity purchased for resale	R$ 2,668,346	R$ 2,350,858	R$ 2,025,780
PROINFA [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	1,111	1,142
Electricity purchased for resale	R$ 330,638	R$ 293,161
Spot market / PROINFA [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW			2,253
Electricity purchased for resale			R$ 269,792
Energy purchased through auction in the regulated market, bilateral contracts and spot market [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	61,461	65,053
Electricity purchased for resale	R$ 13,969,953	R$ 14,536,257
Energy purchased through auction in the regulated market and bilateral contracts [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW			51,225
Electricity purchased for resale			R$ 8,541,677
PIS and COFINS credit [Member]
DisclosureOfCostOfElectricEnergyLineItems [Line Items]
Electricity purchased for resale In GWh | GW	0	0	0
Electricity purchased for resale	R$ (1,502,673)	R$ (1,562,779)	R$ (987,997)